Loss per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss per share

Note 20 - Loss per share

Losses per share are classified as basic and diluted. Basic losses are intended to provide a measure of the participation of each ordinary share of BBB Foods Inc. in the performance that the Company had in the periods presented. Basic losses are calculated by dividing the loss for the year attributable to the ordinary equity holders of the controlling interest by the weighted average number of ordinary shares outstanding during the year.

Diluted shares are intended to provide a measure of the participation of each ordinary share in the Company's performance considering the dilutive effects (reduction in profits or increase in losses) of the potential ordinary shares in circulation during the period. Diluted earnings (loss) per share are calculated by dividing the loss of the year attributable to the ordinary equity holders of the controlling interest by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that have dilutive potential. The Company has not presented diluted earnings per share as it has recognized a net loss for all periods, which would result in an antidilutive effect.

The information on earnings (loss) per share and number of shares used in the calculations of basic loss per share is shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Net loss for the year	Ps.	(306,153)	Ps.	(565,110)	Ps.	(816,674)
Weighted average Class A shares (1) (2)		12,000,000		12,000,000		12,000,000
Basic and diluted loss per share		(25.51)		(47.09)		(68.06)

(1)
The loss per share is estimated with the weighted average number of Class A shares, due to the liquidity preference since there is no contractual obligation from the class B, C, D, and E to share losses as they have different liquidation rights.
(2)
On January 29, 2024, a Board’s Resolutions meeting agreed a 3 for 1 share split (see Note 23), which resulted in a retrospective modification of the weighted average Class A shares only for purposes of the basic and diluted loss per share calculation. This split has no other effects in these financial statements and all related changes in the number of shares will be shown in subsequent financial statements starting in 2024.

The Company issued Convertible Notes which may be paid with Class C shares of the Company (see Note 14) and granted share-based payments with potentially dilutive effects for a weighted average amount of 14,415,106 shares without taking into account the 3-for-1 share split effected in connection with the IPO (out of which 14,150,408 shares correspond to share-based payments and 264,698 shares correspond to the Convertible Notes), 12,382,039 shares without taking into account the 3-for-1 share split effected in connection with the IPO (out of which 12,143,744 shares correspond to share-based payments and 238,295 shares correspond to the Convertible Notes), and 9,906,014 shares without taking into account the 3-for-1 share split effected in connection with the IPO (out of which 9,698,744 shares correspond to share-based payments and 207,270 shares correspond to the Convertible Notes) for the years ended December 31, 2023, 2022, and 2021, respectively, but which were not included in the calculation as they have anti-dilutive effects.